Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares Options	Dec. 31, 2018 GBP (£) shares Options	Dec. 31, 2017 EUR (€) shares Options	Dec. 31, 2017 GBP (£) shares Options	Dec. 31, 2016 EUR (€) shares Options	Dec. 31, 2016 GBP (£) shares Options	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options	(796,944)	(796,944)	(1,589,335)	(1,589,335)	(2,223,574)	(2,223,574)
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price, Outstanding at beginning of year	€ 21.50	£ 18.05	€ 18.63	£ 15.92	€ 16.96	£ 14.27
Weighted average exercise price, Exercised	19.00	15.26	15.73	14.27	13.66	11.95
Weighted average exercise price, Lapsed	24.62	20.75	21.42	18.22	17.55	15.68
Weighted average exercise price, Granted	23.39	20.83	27.86	24.51	20.83	16.16
Weighted average exercise price, Outstanding at end of year	22.15	£ 18.74	21.50	£ 18.05	18.63	£ 15.92
Weighted average exercise price, Exercisable at end of year	€ 18.75		€ 15.89		€ 13.45		£ 15.54	£ 12.22
Number of options, Outstanding at beginning of year	1,556,299	1,556,299	1,402,174	1,402,174	593,177	593,177
Number of options, Exercised	(161,950)	(161,950)	(126,472)	(126,472)	(121,242)	(121,242)
Number of options, Lapsed	(209,264)	(209,264)	(123,455)	(123,455)	(81,628)	(81,628)
Number of options, Granted	501,091	501,091	404,052	404,052	1,011,867	1,011,867
Number of options, Outstanding at end of year	1,686,176	1,686,176	1,556,299	1,556,299	1,402,174	1,402,174
Number of options, Exercisable at end of year	14,059		15,890		23,897		14,059	23,897